Member Advances and Notes Payable (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	May 01, 2013
Member Advances and Related Party Transactions [Abstract]
Amended and restated loan from related party original principal amount of loan	$ 20.4
Member advances, maturity date	Dec. 31, 2013
Interest rate	9.00%
Amount received in exchange of option exercised in respect of member advances		10
Cancellation of outstanding members advance on exercise of option		$ 10